VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
FLOATING RATE NOTES: 99.9%
Australia: 6.3%
ASB Bank Ltd. 144A 1.17% (ICE LIBOR USD 3 Month+0.97%), 06/14/23	$1,500	$1,516,635
Australia & New Zealand Banking Group Ltd. 144A 0.65% (ICE LIBOR USD 3 Month+0.49%), 11/21/22	1,000	1,003,700
Commonwealth Bank of Australia 144A
0.45% (United States Secured Overnight Financing Rate+0.40%), 07/07/25	14,050	14,063,587
0.57% (United States Secured Overnight Financing Rate+0.52%), 06/15/26	4,760	4,786,055
0.91% (ICE LIBOR USD 3 Month+0.70%), 03/16/23	1,275	1,282,897
Macquarie Group Ltd. 144A
1.20% (ICE LIBOR USD 3 Month+1.02%), 11/28/23	1,850	1,859,999
1.57% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	1,705	1,723,113
National Australia Bank Ltd. 144A
0.43% (United States Secured Overnight Financing Rate+0.38%), 01/12/25	4,800	4,805,542
0.61% (ICE LIBOR USD 3 Month+0.41%), 12/13/22	1,725	1,730,794
0.70% (United States Secured Overnight Financing Rate+0.65%), 01/12/27	4,800	4,822,759
0.84% (ICE LIBOR USD 3 Month+0.60%), 04/12/23	850	849,717
Westpac Banking Corp.
0.35% (United States Secured Overnight Financing Rate+0.30%), 11/18/24	5,000	5,000,564
0.63% (ICE LIBOR USD 3 Month+0.39%), 01/13/23	1,300	1,304,575
0.81% (ICE LIBOR USD 3 Month+0.57%), 01/11/23 †	875	879,454
0.88% (ICE LIBOR USD 3 Month+0.72%), 05/15/23	1,950	1,964,883
0.95% (ICE LIBOR USD 3 Month+0.77%), 02/26/24	2,925	2,962,417
		50,556,691
Canada: 10.3%
Bank of Montreal
0.31% (United States Secured Overnight Financing Rate Compound Index+0.27%), 09/15/23	1,255	1,253,791
0.37% (United States Secured Overnight Financing Rate Compound Index+0.32%), 07/09/24	4,950	4,936,015
	Par (000’s)	Value
Canada (continued)
0.40% (United States Secured Overnight Financing Rate Compound Index+0.35%), 12/08/23	$2,650	$2,648,898
0.73% (United States Secured Overnight Financing Rate Compound Index+0.68%), 03/10/23	2,575	2,586,890
Bank of Nova Scotia
0.31% (United States Secured Overnight Financing Rate+0.26%), 09/15/23 †	1,800	1,798,586
0.33% (United States Secured Overnight Financing Rate+0.28%), 06/23/23	2,225	2,224,155
0.43% (United States Secured Overnight Financing Rate+0.38%), 07/31/24	6,200	6,196,068
0.49% (United States Secured Overnight Financing Rate+0.45%), 04/15/24	2,300	2,303,366
0.60% (United States Secured Overnight Financing Rate Compound Index+0.55%), 09/15/23	4,745	4,762,609
Canadian Imperial Bank of Commerce
0.39% (United States Secured Overnight Financing Rate+0.34%), 06/22/23	1,509	1,509,942
0.45% (United States Secured Overnight Financing Rate Compound Index+0.40%), 12/14/23	4,675	4,673,129
0.47% (United States Secured Overnight Financing Rate+0.42%), 10/18/24 †	4,075	4,073,323
0.85% (United States Secured Overnight Financing Rate+0.80%), 03/17/23	2,100	2,112,898
0.86% (ICE LIBOR USD 3 Month+0.66%), 09/13/23	1,500	1,510,777
Enbridge, Inc. 0.45% (United States Secured Overnight Financing Rate+0.40%), 02/17/23	975	974,737
Federation des Caisses Desjardins du Quebec 144A 0.48% (United States Secured Overnight Financing Rate+0.43%), 05/21/24	4,875	4,883,145
Royal Bank of Canada 0.35% (United States Secured Overnight Financing Rate Compound Index+0.30%), 01/19/24	5,276	5,269,228

1

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Canada (continued)
0.39% (United States Secured Overnight Financing Rate Compound Index+0.34%), 10/07/24	$1,275	$1,273,452
0.41% (United States Secured Overnight Financing Rate Compound Index+0.36%), 07/29/24	6,210	6,209,219
0.50% (United States Secured Overnight Financing Rate Compound Index+0.45%), 10/26/23	2,982	2,996,288
0.60% (ICE LIBOR USD 3 Month+0.36%), 01/17/23	2,000	2,003,419
Toronto-Dominion Bank
0.27% (United States Secured Overnight Financing Rate+0.22%), 06/02/23	1,400	1,401,738
0.29% (United States Secured Overnight Financing Rate+0.24%), 01/06/23	1,075	1,075,376
0.40% (United States Secured Overnight Financing Rate+0.35%), 03/04/24	2,245	2,246,248
0.40% (United States Secured Overnight Financing Rate+0.35%), 09/10/24	8,531	8,535,465
0.50% (United States Secured Overnight Financing Rate+0.45%), 09/28/23	1,500	1,505,450
0.53% (United States Secured Overnight Financing Rate+0.48%), 01/27/23	1,735	1,739,460
		82,703,672
Cayman Islands: 0.2%
MassMutual Global Funding II 144A 0.41% (United States Secured Overnight Financing Rate+0.36%), 04/12/24	1,825	1,829,238
China: 0.4%
Tencent Holdings Ltd. 144A
0.85% (ICE LIBOR USD 3 Month+0.60%), 01/19/23	850	850,289
1.15% (ICE LIBOR USD 3 Month+0.91%), 04/11/24	2,225	2,233,299
		3,083,588
France: 2.0%
Banque Federative du Credit Mutuel SA 144A 0.46% (United States Secured Overnight Financing Rate+0.41%), 02/04/25	6,800	6,786,196
BPCE SA 144A 1.44% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,500	1,522,300
Credit Agricole SA 144A 1.28% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	900	908,854
	Par (000’s)	Value
France (continued)
Societe Generale SA 144A 1.10% (United States Secured Overnight Financing Rate+1.05%), 01/21/26	$7,000	$7,034,201
		16,251,551
Germany: 0.7%
Bayer US Finance II LLC 144A 1.21% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	3,750	3,781,992
BMW Finance NV 144A 0.94% (ICE LIBOR USD 3 Month+0.79%), 08/12/22	875	877,918
Deutsche Bank AG 1.34% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	815	819,160
		5,479,070
Ireland: 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.73% (United States Secured Overnight Financing Rate+0.68%), 09/29/23	1,600	1,600,639
Japan: 6.0%
Mitsubishi UFJ Financial Group, Inc.
0.91% (ICE LIBOR USD 3 Month+0.74%), 03/02/23	1,284	1,291,218
1.13% (ICE LIBOR USD 3 Month+0.86%), 07/26/23	4,900	4,944,247
Mizuho Financial Group, Inc.
0.81% (ICE LIBOR USD 3 Month+0.63%), 05/25/24	9,950	9,984,750
0.97% (ICE LIBOR USD 3 Month+0.79%), 03/05/23	1,850	1,860,870
1.05% (ICE LIBOR USD 3 Month+0.85%), 09/13/23	1,500	1,505,415
1.08% (ICE LIBOR USD 3 Month+0.88%), 09/11/22	2,000	2,007,862
1.08% (ICE LIBOR USD 3 Month+0.84%), 07/16/23	1,500	1,504,178
1.20% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	6,106	6,163,222
Sumitomo Mitsui Financial Group, Inc.
0.93% (United States Secured Overnight Financing Rate+0.88%), 01/14/27	4,800	4,846,040
0.98% (ICE LIBOR USD 3 Month+0.74%), 10/18/22	875	879,133
0.98% (ICE LIBOR USD 3 Month+0.74%), 01/17/23	875	880,071
1.04% (ICE LIBOR USD 3 Month+0.80%), 10/16/23	2,543	2,566,911
1.11% (ICE LIBOR USD 3 Month+0.86%), 07/19/23	1,500	1,513,537
Sumitomo Mitsui Trust Bank Ltd. 144A

2

	Par (000’s)	Value
Japan (continued)
0.49% (United States Secured Overnight Financing Rate+0.44%), 09/16/24	$7,150	$7,147,547
Toyota Motor Credit Corp. 0.67% (ICE LIBOR USD 3 Month+0.48%), 09/08/22	1,038	1,039,812
		48,134,813
Netherlands: 1.1%
Cooperatieve Rabobank UA 0.35% (United States Secured Overnight Financing Rate Compound Index+0.30%), 01/12/24	2,300	2,304,816
ING Groep NV 1.21% (ICE LIBOR USD 3 Month+1.00%), 10/02/23 †	1,475	1,494,695
Shell International Finance BV 0.56% (ICE LIBOR USD 3 Month+0.40%), 11/13/23 †	1,600	1,609,150
Siemens Financieringsmaatschappij NV 144A 0.48% (United States Secured Overnight Financing Rate+0.43%), 03/11/24 †	3,075	3,088,370
		8,497,031
Norway: 0.1%
DNB Bank ASA 144A 0.79% (ICE LIBOR USD 3 Month+0.62%), 12/02/22	1,125	1,130,298
Spain: 0.2%
Banco Santander SA
1.25% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	850	857,185
1.36% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	850	857,991
		1,715,176
Sweden: 0.1%
Skandinaviska Enskilda Banken AB 144A 0.85% (ICE LIBOR USD 3 Month+0.65%), 12/12/22	950	954,154
Switzerland: 2.1%
Credit Suisse Group AG 144A
1.40% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	1,500	1,511,540
1.44% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	7,143	7,205,905
UBS AG 144A 0.41% (United States Secured Overnight Financing Rate+0.36%), 02/09/24	2,825	2,821,944
UBS Group AG 144A
1.11% (ICE LIBOR USD 3 Month+0.95%), 08/15/23	3,510	3,523,378
1.38% (ICE LIBOR USD 3 Month+1.22%), 05/23/23	1,725	1,730,806
		16,793,573
	Par (000’s)	Value
United Kingdom: 8.6%
Barclays Plc
1.54% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	$14,350	$14,544,607
1.59% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	1,375	1,375,641
BAT Capital Corp. 1.04% (ICE LIBOR USD 3 Month+0.88%), 08/15/22	1,400	1,402,612
HSBC Holdings Plc
0.63% (United States Secured Overnight Financing Rate+0.58%), 11/22/24	4,625	4,632,043
1.16% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	15,955	16,109,310
1.43% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	4,775	4,855,064
1.58% (ICE LIBOR USD 3 Month+1.38%), 09/12/26	7,162	7,398,709
Jackson National Life Global Funding 144A 0.65% (United States Secured Overnight Financing Rate+0.60%), 01/06/23	1,450	1,454,669
Standard Chartered Plc 144A
0.98% (United States Secured Overnight Financing Rate+0.93%), 11/23/25	4,685	4,701,476
1.30% (United States Secured Overnight Financing Rate+1.25%), 10/14/23 †	1,500	1,509,038
UBS AG 144A
0.37% (United States Secured Overnight Financing Rate+0.32%), 06/01/23	1,750	1,750,949
0.50% (United States Secured Overnight Financing Rate+0.45%), 08/09/24	9,500	9,495,634
		69,229,752
United States: 61.6%
AbbVie, Inc. 0.81% (ICE LIBOR USD 3 Month+0.65%), 11/21/22	1,375	1,380,304
Air Lease Corp. 0.55% (ICE LIBOR USD 3 Month+0.35%), 12/15/22	1,100	1,099,787
American Electric Power Co., Inc. 0.80% (ICE LIBOR USD 3 Month+0.48%), 11/01/23	1,775	1,775,158
American Express Co.
0.28% (United States Secured Overnight Financing Rate+0.23%), 11/03/23	1,775	1,773,270
0.70% (United States Secured Overnight Financing Rate+0.65%), 11/04/26	4,760	4,801,147
0.89% (ICE LIBOR USD 3 Month+0.75%), 08/03/23	1,400	1,408,632
American Honda Finance Corp.

3

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
United States (continued)
0.31% (ICE LIBOR USD 3 Month+0.15%), 02/22/23	$950	$950,689
Analog Devices, Inc. 0.30% (United States Secured Overnight Financing Rate+0.25%), 10/01/24	4,725	4,726,337
AT&T, Inc.
0.69% (United States Secured Overnight Financing Rate Compound Index+0.64%), 03/25/24	2,300	2,299,110
1.38% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	15,155	15,453,429
Athene Global Funding 144A 0.75% (United States Secured Overnight Financing Rate+0.70%), 05/24/24	14,175	14,203,661
Atmos Energy Corp. 0.58% (ICE LIBOR USD 3 Month+0.38%), 03/09/23 †	1,875	1,875,135
Bank of America Corp.
0.59% (Bloomberg 3 Month Short Term Bank Yield Index+0.43%), 05/28/24	11,500	11,506,900
0.74% (United States Secured Overnight Financing Rate+0.69%), 04/22/25	5,475	5,504,880
0.78% (United States Secured Overnight Financing Rate+0.73%), 10/24/24	4,788	4,824,694
0.91% (ICE LIBOR USD 3 Month+0.77%), 02/05/26	13,846	14,011,747
0.97% (ICE LIBOR USD 3 Month+0.79%), 03/05/24	5,071	5,097,014
1.22% (ICE LIBOR USD 3 Month+0.96%), 07/23/24	4,800	4,837,173
1.26% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	3,050	3,055,165
Bank of New York Mellon Corp. 1.35% (ICE LIBOR USD 3 Month+1.05%), 10/30/23	2,201	2,216,781
BMW US Capital LLC 144A
0.43% (United States Secured Overnight Financing Rate Compound Index+0.38%), 08/12/24	7,030	7,047,317
0.58% (United States Secured Overnight Financing Rate Compound Index+0.53%), 04/01/24	2,225	2,235,983
Caterpillar Financial Services Corp.
0.20% (United States Secured Overnight Financing Rate+0.15%), 11/17/22	1,700	1,701,008
0.29% (United States Secured Overnight Financing Rate+0.24%), 05/17/24	4,742	4,752,103
	Par (000’s)	Value
United States (continued)
0.32% (United States Secured Overnight Financing Rate+0.27%), 09/13/24	$7,025	$7,040,777
CenterPoint Energy Resources Corp. 0.67% (ICE LIBOR USD 3 Month+0.50%), 03/02/23	1,703	1,703,669
CenterPoint Energy, Inc. 0.70% (United States Secured Overnight Financing Rate Compound Index+0.65%), 05/13/24	6,600	6,600,342
Charles Schwab Corp.
0.55% (United States Secured Overnight Financing Rate Compound Index+0.50%), 03/18/24	3,677	3,683,111
0.57% (United States Secured Overnight Financing Rate Compound Index+0.52%), 05/13/26	4,710	4,710,399
Chevron USA, Inc. 0.35% (ICE LIBOR USD 3 Month+0.20%), 08/11/23	1,500	1,501,376
Cigna Corp. 1.13% (ICE LIBOR USD 3 Month+0.89%), 07/15/23	2,200	2,221,698
Citigroup, Inc.
0.72% (United States Secured Overnight Financing Rate+0.67%), 05/01/25 †	4,725	4,748,321
0.73% (ICE LIBOR USD 3 Month+0.55%), 08/25/36	4,950	4,350,332
1.19% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	9,427	9,520,837
1.21% (ICE LIBOR USD 3 Month+0.95%), 07/24/23	2,225	2,231,432
1.26% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	14,059	14,218,630
1.46% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	6,225	6,367,608
1.60% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	5,925	5,966,096
Comcast Corp. 0.87% (ICE LIBOR USD 3 Month+0.63%), 04/15/24	1,542	1,558,099
Credit Suisse AG
0.43% (United States Secured Overnight Financing Rate Compound Index+0.38%), 08/09/23	1,800	1,800,685
0.44% (United States Secured Overnight Financing Rate Compound Index+0.39%), 02/02/24	2,950	2,951,602
Daimler Trucks Finance North America LLC 144A 0.55% (United States Secured Overnight Financing Rate+0.50%), 06/14/23	975	976,439

4

	Par (000’s)	Value
United States (continued)
Deutsche Bank NY 0.55% (United States Secured Overnight Financing Rate+0.50%), 11/08/23	$2,172	$2,170,653
Dominion Energy, Inc. 0.73% (ICE LIBOR USD 3 Month+0.53%), 09/15/23	3,100	3,101,726
Duke Energy Corp. 0.30% (United States Secured Overnight Financing Rate+0.25%), 06/10/23	975	973,462
Equitable Financial Life Global Funding 144A 0.44% (United States Secured Overnight Financing Rate+0.39%), 04/06/23	1,194	1,194,464
Exxon Mobil Corp. 0.48% (ICE LIBOR USD 3 Month+0.33%), 08/16/22	1,300	1,301,843
Florida Power & Light Co.
0.30% (United States Secured Overnight Financing Rate Compound Index+0.25%), 05/10/23	2,825	2,825,066
0.43% (United States Secured Overnight Financing Rate Compound Index+0.38%), 01/12/24	2,100	2,101,169
GA Global Funding Trust 144A 0.55% (United States Secured Overnight Financing Rate+0.50%), 09/13/24	4,900	4,901,929
General Electric Co. 0.52% (ICE LIBOR USD 3 Month+0.38%), 05/05/26	8,450	8,312,490
General Motors Financial Co., Inc. 1.25% (United States Secured Overnight Financing Rate+1.20%), 11/17/23	2,250	2,274,976
Goldman Sachs Group, Inc.
0.59% (United States Secured Overnight Financing Rate+0.54%), 11/17/23	1,399	1,399,754
0.63% (United States Secured Overnight Financing Rate+0.58%), 03/08/24	2,319	2,318,508
0.75% (United States Secured Overnight Financing Rate+0.70%), 01/24/25	6,175	6,185,383
0.91% (ICE LIBOR USD 3 Month+0.75%), 02/23/23	4,491	4,514,919
1.23% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	2,085	2,090,217
1.26% (ICE LIBOR USD 3 Month+1.00%), 07/24/23	2,237	2,244,231
1.33% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	14,250	14,502,568
	Par (000’s)	Value
United States (continued)
1.78% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	$5,365	$5,484,173
2.03% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	9,584	10,052,285
Goldman Sachs Group, Inc./The 0.67% (United States Secured Overnight Financing Rate+0.62%), 12/06/23	1,400	1,401,903
Hartford Financial Services Group, Inc. 144A 2.28% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	4,675	4,500,805
Honeywell International, Inc. 0.51% (ICE LIBOR USD 3 Month+0.37%), 08/08/22	1,150	1,151,376
John Deere Capital Corp.
0.17% (United States Secured Overnight Financing Rate+0.12%), 07/10/23	2,215	2,215,481
0.25% (United States Secured Overnight Financing Rate+0.20%), 10/11/24	5,675	5,668,356
JPMorgan Chase & Co.
0.58% (United States Secured Overnight Financing Rate+0.54%), 06/01/25	4,775	4,783,032
0.63% (United States Secured Overnight Financing Rate+0.58%), 03/16/24	3,750	3,758,580
0.63% (United States Secured Overnight Financing Rate+0.58%), 06/23/25	4,775	4,782,583
0.81% (United States Secured Overnight Financing Rate+0.77%), 09/22/27	4,762	4,767,025
0.93% (United States Secured Overnight Financing Rate+0.89%), 04/22/27	4,775	4,823,800
0.99% (ICE LIBOR USD 3 Month+0.73%), 04/23/24	1,506	1,513,736
1.08% (ICE LIBOR USD 3 Month+0.85%), 01/10/25	4,740	4,788,435
1.15% (ICE LIBOR USD 3 Month+0.89%), 07/23/24	9,525	9,613,428
1.16% (ICE LIBOR USD 3 Month+0.90%), 04/25/23	2,171	2,180,070
1.49% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	5,575	5,617,385
Lincoln National Corp. 2.52% (ICE LIBOR USD 3 Month+2.36%), 05/17/66	5,350	4,681,250
MassMutual Global Funding II 144A 0.32% (United States Secured Overnight Financing Rate+0.27%), 10/21/24	4,625	4,626,901
Met Tower Global Funding 144A

5

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
United States (continued)
0.60% (United States Secured Overnight Financing Rate+0.55%), 01/17/23	$1,000	$1,003,542
Metropolitan Life Global Funding I 144A
0.35% (United States Secured Overnight Financing Rate+0.30%), 09/27/24	1,600	1,598,143
0.37% (United States Secured Overnight Financing Rate+0.32%), 01/07/24 †	4,875	4,874,979
0.62% (United States Secured Overnight Financing Rate+0.57%), 01/13/23	1,725	1,731,280
Morgan Stanley
0.67% (United States Secured Overnight Financing Rate+0.62%), 01/24/25	11,825	11,859,252
1.36% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	15,915	16,108,776
1.66% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	6,970	7,028,428
New York Life Global Funding 144A
0.27% (United States Secured Overnight Financing Rate+0.22%), 02/02/23	1,400	1,400,946
0.51% (ICE LIBOR USD 3 Month+0.28%), 01/10/23	865	866,023
NextEra Energy Capital Holdings, Inc.
0.43% (ICE LIBOR USD 3 Month+0.27%), 02/22/23	2,825	2,825,415
0.45% (United States Secured Overnight Financing Rate+0.40%), 11/03/23	3,625	3,625,861
0.59% (United States Secured Overnight Financing Rate Compound Index+0.54%), 03/01/23	850	851,521
PNC Bank NA 0.49% (ICE LIBOR USD 3 Month+0.33%), 02/24/23	1,725	1,727,583
PPL Electric Utilities Corp. 0.38% (United States Secured Overnight Financing Rate+0.33%), 06/24/24 †	6,200	6,198,131
Public Storage 0.52% (United States Secured Overnight Financing Rate+0.47%), 04/23/24	6,675	6,675,609
QUALCOMM, Inc. 1.03% (ICE LIBOR USD 3 Month+0.73%), 01/30/23	975	981,575
Simon Property Group LP 0.48% (United States Secured Overnight Financing Rate+0.43%), 01/11/24	1,600	1,602,196
Southern California Edison Co.
	Par (000’s)	Value
United States (continued)
0.52% (United States Secured Overnight Financing Rate+0.47%), 12/02/22	$1,075	$1,076,032
Southern Co./The 0.42% (United States Secured Overnight Financing Rate+0.37%), 05/10/23	1,150	1,148,562
Thermo Fisher Scientific, Inc.
0.40% (United States Secured Overnight Financing Rate+0.35%), 04/18/23	1,850	1,850,077
0.44% (United States Secured Overnight Financing Rate+0.39%), 10/18/23	1,500	1,499,488
0.58% (United States Secured Overnight Financing Rate+0.53%), 10/18/24	4,632	4,634,948
Toyota Motor Credit Corp.
0.20% (United States Secured Overnight Financing Rate+0.15%), 08/15/22	2,800	2,798,856
0.25% (United States Secured Overnight Financing Rate+0.20%), 02/13/23	1,575	1,574,425
0.33% (United States Secured Overnight Financing Rate+0.28%), 12/14/22	2,150	2,151,227
0.34% (United States Secured Overnight Financing Rate+0.29%), 09/13/24 †	5,625	5,613,539
0.37% (United States Secured Overnight Financing Rate+0.32%), 04/06/23	1,300	1,300,263
0.38% (United States Secured Overnight Financing Rate Compound Index+0.33%), 01/11/24	2,115	2,116,128
0.39% (United States Secured Overnight Financing Rate+0.34%), 10/14/22	1,000	1,000,386
0.40% (United States Secured Overnight Financing Rate+0.35%), 06/13/23	1,300	1,300,269
Truist Bank
0.25% (United States Secured Overnight Financing Rate+0.20%), 01/17/24	3,675	3,670,061
0.78% (United States Secured Overnight Financing Rate+0.73%), 03/09/23	825	828,888
Truist Financial Corp. 0.45% (United States Secured Overnight Financing Rate+0.40%), 06/09/25	9,375	9,351,671
United Parcel Service, Inc. 0.66% (ICE LIBOR USD 3 Month+0.45%), 04/01/23	970	974,420
US Bank NA

6

	Par (000’s)	Value
United States (continued)
0.33% (Bloomberg 3 Month Short Term Bank Yield Index+0.17%), 06/02/23	$1,775	$1,774,095
0.60% (ICE LIBOR USD 3 Month+0.40%), 12/09/22	1,000	1,001,449
Verizon Communications, Inc.
0.84% (United States Secured Overnight Financing Rate Compound Index+0.79%), 03/20/26	7,031	7,074,352
1.26% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	15,682	16,017,429
Walt Disney Co. 0.56% (ICE LIBOR USD 3 Month+0.39%), 09/01/22	950	951,305
Wells Fargo & Co.
	Par (000’s)	Value
United States (continued)
1.53% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	$6,051	$6,100,757
		496,280,726
Total Floating Rate Notes (Cost: $803,352,619)		804,239,972

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $997,138)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	997,138	997,138
Total Investments: 100.0% (Cost: $804,349,757)		805,237,110
Other assets less liabilities: 0.0%		137,984
NET ASSETS: 100.0%		$805,375,094

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,816,163.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $168,340,350, or 20.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclicals	1.9%	$15,018,368
Consumer Non-Cyclicals	1.7	13,954,848
Energy	0.7	5,387,106
Financials	79.9	642,747,535
Healthcare	1.9	15,368,507
Industrials	2.1	17,168,734
Real Estate	1.0	8,277,806
Technology	6.2	49,635,821
Utilities	4.6	36,681,247
	100.0%	$804,239,972
7